July 29, 2011	Jeremy C. Smith
(202) 508-4632
(202) 383-8331
jeremy.smith@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re: DoubleLine Opportunistic Credit Fund

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of DoubleLine Opportunistic Credit Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $116.10 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions regarding this filing to me at (202) 508-4632. Thank you for your attention in this matter.

Sincerely,

/s/ Jeremy C. Smith

Jeremy C. Smith

cc:	Keith T. Kirk
Timothy W. Diggins